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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 1.1.2007 to 3.31.2007
                                               ---------------------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James P. Cullen
       ---------------
Title: President
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ James P. Cullen          New York, New York               4.17.07
-------------------          ------------------               -------
   (Signature)                 (City, State)                   (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                              0
                                         ------------------------
Form 13F Information Table Entry Total:                       112
                                         ------------------------
Form 13F Information Table Value Total:                 3,538,312
                                         ------------------------
                                               (thousands)

                         Cullen Capital Management, LLC
                                    FORM 13F
                                 March 31, 2007

           COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------------------------------------------------------------------------------------------
                               TITLE OF             VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
        NAME OF ISSUER          CLASS     CUSIP   [x$1000]  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED   NONE
----------------------------------------------------------------------------------------------------------------------
3M Company                     COM      88579Y101   114939  1503850 SH       SOLE                126200        1377650
AT&T Inc                       COM      00206R102    96331  2443101 SH       SOLE                274142        2168959
African Bank Investments       COM      S01035112      155    37300 SH       SOLE                 37300
Alliance Bernstein Holding LP  COM      01881G106     8359    94450 SH       SOLE                 94450
Allied Capital Corp.           COM      01903Q108    10967   380650 SH       SOLE                380650
Altria Group Inc               COM      02209S103     9526   144550 SH       SOLE                144550
American Int'l Grp             COM      026874107   103129  1534200 SH       SOLE                              1534200
Archer Daniels                 COM      039483102    36034   981850 SH       SOLE                               981850
Arrow Electronics              COM      042735100    39843  1055452 SH       SOLE                              1055452
Ascendas Real Estate Investmen COM      Y0205X103       79    50000 SH       SOLE                 50000
BRE Properties                 COM      05564E106     3410    54000 SH       SOLE                 54000
Bank of America                COM      060505104   109486  2145950 SH       SOLE                247400        1898550
Barloworld LTD                 COM      S08470189      233     9400 SH       SOLE                  9400
Berjaya Sports Toto            COM      Y0849N107      438   325000 SH       SOLE                325000
Borg Warner Inc.               COM      099724106    80488  1067200 SH       SOLE                              1067200
Bristol Meyers                 COM      110122108    13347   480800 SH       SOLE                480800
British American Tobacco Malay COM      6752349        210    15800 SH       SOLE                 15800
Bunge LTD                      COM      G16962105   110056  1338550 SH       SOLE                              1338550
Calloway Real Estate Investmen COM      131253205      294    12250 SH       SOLE                 12250
Canadian National              COM      136375102    35253   798670 SH       SOLE                               798670
Canadian Pacific Ltd           COM      13645T100    18820   333400 SH       SOLE                               333400
Chevron Corp                   COM      166764100    13461   182000 SH       SOLE                182000
Chubb Corp                     COM      171232101    62216  1204100 SH       SOLE                              1204100
Citigroup, Inc.                COM      172967101    58572  1140870 SH       SOLE                 85420        1055450
ConocoPhilips                  COM      20825C104    72598  1062150 SH       SOLE                              1062150
Corio NV                       COM      N2273C104      350     3850 SH       SOLE                  3850
D Carnegie & Co AB             COM      W20708116      232    11150 SH       SOLE                 11150
Deutsche Lufthansa             COM      D1908N106      397    14600 SH       SOLE                 14600
Dow Chemical                   COM      260543103    14577   317850 SH       SOLE                317850
Enerplus Resourses Fund        COM      29274D604      342     8100 SH       SOLE                  8100
Equigold NL                    COM      006319959      136   102400 SH       SOLE                102400
Equity Res. Properties         COM      29476L107     8775   181950 SH       SOLE                181950
Eurocommercial Properties      COM      N31065142      380     6450 SH       SOLE                  6450
General Electric               COM      369604103    50950  1440900 SH       SOLE                              1440900
General Mills                  COM      370334104   101035  1735400 SH       SOLE                              1735400
HJ Heinz CO                    COM      423074103    13728   291350 SH       SOLE                291350
Health Care Properties Invt    COM      421915109    12198   338550 SH       SOLE                338550
Healthcare Realty Tr.          COM      421946104     5638   151150 SH       SOLE                151150
Hewlett Packard                COM      428236103    78725  1961250 SH       SOLE                              1961250
Home Depot                     COM      437076102    48380  1316820 SH       SOLE                              1316820
IOI Properties Berhad          COM      Y41762108      231    72700 SH       SOLE                 72700
JP Morgan Chase                COM      46625H100   116956  2417450 SH       SOLE                267650        2149800

                         Cullen Capital Management, LLC
                                    FORM 13F
                                 March 31, 2007

KT&G Corp - LOCAL              COM      Y49904108      585     8945 SH       SOLE                  8945
Kimberly Clark                 COM      494368103   123142  1797950 SH       SOLE                200950        1597000
Kraft Foods Inc.               COM      50075N104    84789  2678112 SH       SOLE                416132        2261980
Kuala Lumpur Kepong            COM      6497446        296    85250 SH       SOLE                 85250
Maxis Communications           COM      Y5903J108      375   109000 SH       SOLE                109000
Merrill Lynch & Co.            COM      590188108   100932  1235850 SH       SOLE                              1235850
Metlife Inc.                   COM      59156R108   109657  1736450 SH       SOLE                              1736450
Morgan Stanley,Dean Witter,Dis COM      617446448   107082  1359600 SH       SOLE                              1359600
PPG Industries Inc.            COM      693506107    10005   142300 SH       SOLE                142300
Parkway Holdings               COM      V71793109      266   123000 SH       SOLE                123000
Pengrowth Energy Trust         COM      706902509      190    11250 SH       SOLE                 11250
Petra Foods Ltd                COM      Y6804G102       93    84000 SH       SOLE                 84000
Pfizer Inc.                    COM      717081103   113224  4482350 SH       SOLE                475450        4006900
Philippine Long Distance Telec COM      718252604      293     5550 SH       SOLE                  5550
Pinnacle West                  COM      723484101    11867   245950 SH       SOLE                245950
Primaris Retail Real Estate In COM      74157U109      253    14300 SH       SOLE                 14300
RWE AG - LOCAL                 COM      D6629K109      466     4400 SH       SOLE                  4400
Raffles Medical Group          COM      Y7174H100      320   394000 SH       SOLE                394000
Raytheon Co.(New)              COM      755111507   116815  2226750 SH       SOLE                190850        2035900
Regions Financial Corp         COM      7591EP100   111209  3144150 SH       SOLE                353250        2790900
Road King Infrastructure       COM      G76058109      149    90000 SH       SOLE                 90000
Rojana Indus Park - Foreign    COM      Y7323X147       50   137000 SH       SOLE                137000
Rotary Engineering LTD         COM      Y7326V106      331   540000 SH       SOLE                540000
SBI Holdings                   COM      J6991H100      361      950 SH       SOLE                   950
Samsung Electronic-PFD 144A    COM      Y74718118      398      845 SH       SOLE                   845
Sanofi Aventis                 COM      80105N105    88758  2039950 SH       SOLE                              2039950
Singapore Technologies         COM      Y7996W103      493   225000 SH       SOLE                225000
Singapore Telecom - Local      COM      Y79985209      140    65000 SH       SOLE                 65000
Sponda plc                     COM      X84465107      199    11500 SH       SOLE                 11500
St. George Bank Ltd            COM      Q8757F106      379    13350 SH       SOLE                 13350
Tat Hong Holdings Ltd          COM      Y8548U124      493   542000 SH       SOLE                542000
Telenor ASA LOCAL              COM      R21882106      318    17900 SH       SOLE                 17900
Timberwest Forest Corp         COM      887147205      203    12700 SH       SOLE                 12700
Tongaat-Hulett Grp             COM      S85920106      194    11500 SH       SOLE                 11500
Tsakos Energy Navigation Ltd A COM      G9108L108      333     6400 SH       SOLE                  6400
UBS Securities                 COM      H89231338    46926   789600 SH       SOLE                  4650         784950
Unicredito Italiano SpA        COM      T95132105      529    55500 SH       SOLE                 55500
United Tech Corp               COM      913017109   107178  1648900 SH       SOLE                              1648900
Verizon                        COM      92343V104   100061  2638750 SH       SOLE                372950        2265800
Vermillion Energy Trust Unit   COM      923728109      313    11450 SH       SOLE                 11450
Wachovia Corp 2nd New          COM      929903102    63938  1161450 SH       SOLE                 90900        1070550
Weyerhaeuser & Co              COM      962166104    52983   708900 SH       SOLE                 83250         625650
ABN Amro Holding               ADR      000937102      439    10200 SH       SOLE                 10200
Anglo American plc             ADR      03485P102    51820  1961390 SH       SOLE                354000        1607390
Australia & New Zealand Bkg AD ADR      052528304      283     2350 SH       SOLE                  2350
Barclays Bank ADR              ADR      06738E204    12581   220950 SH       SOLE                220950
Cemex S.A.B DE                 ADR      151290889    75179  2295550 SH       SOLE                379650        1915900
Companhia Energetica de Minas  ADR      204409601    13931   286350 SH       SOLE                286350

                         Cullen Capital Management, LLC
                                    FORM 13F
                                 March 31, 2007

Companhia Siderurgica NACL ADR ADR      20440W105      426     9950 SH       SOLE                  9950
Diageo PLC ADR                 ADR      25243Q205   118361  1462150 SH       SOLE                173000        1289150
Ente Nazionale per l'Energia E ADR      29265W108      318     5950 SH       SOLE                  5950
GlaxoSmithkline - ADR          ADR      37733W105    91245  1651200 SH       SOLE                222800        1428400
HSBC Holdings                  ADR      404280406    10081   114800 SH       SOLE                114800
ING Group                      ADR      456837103      478    11300 SH       SOLE                 11300
Icici Bank - ADR               ADR      45104G104    27495   748150 SH       SOLE                  2100         746050
Kimberly Clark of Mex          ADR      494386204      605    26850 SH       SOLE                 26850
Nestles SA ADR                 ADR      641069406    99969  1029020 SH       SOLE                  5170        1023850
Nissan Mtr Spon ADR            ADR      654744408      286    13350 SH       SOLE                 13350
Nokia Sponsored ADR            ADR      654902204    53579  2337650 SH       SOLE                 11150        2326500
Petrochina Co. Ltd - ADR       ADR      71646E100    12271   104800 SH       SOLE                104800
Petroleo Brasileiro            ADR      71654V408     5976    60050 SH       SOLE                 60050
Siemens AG - Germany           ADR      826197501      268     2500 SH       SOLE                  2500
Singapore Telecom ADR          ADR      82929R304      324    14995 SH       SOLE                 14995
Taiwan Semiconductor Mfg Co    ADR      874039100      285    26500 SH       SOLE                 26500
Uniao de Bancos Brasileiros    ADR      90458E107      293     3350 SH       SOLE                  3350
Unilever NV                    ADR      904784709   143765  4920100 SH       SOLE                547300        4372800
United Overseas Bank Sponsored ADR      911271302      293    10650 SH       SOLE                 10650
Vodafone Group PLC             ADR      92857W209     1433    53350 SH       SOLE                 53350
Volvo Aktiebolaget             ADR      928856400      254     3020 SH       SOLE                  3020
Ford Motor Cap Tr II           PFD      345395206     8214   229700 SH       SOLE                229700